Commitments and Contingencies - Future Minimum Payments under Non-Cancellable Leases (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Rental commitments [Member]
Operating Leased Assets [Line Items]
2017	$ 2,993
2018	2,761
2019	1,182
Future minimum payments, Total	6,936
Bandwidth Lease Commitments [Member]
Operating Leased Assets [Line Items]
2017	18,651
2018	322
2019	$ 18,973